Related party transactions (Disclosure of transactions between related parties) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Consulting and management fees	$ 694,716	$ 3,006,160
Total	$ 694,716	$ 3,006,160